Note 54	12 Months Ended
Dec. 31, 2022
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Disclosure of information about key management personnel [text block]	Remuneration and other benefits for the Board of Directors and members of the Bank's Senior Management
Remuneration received by non-executive directors
The remuneration of the non-executive directors who are members of the Board of Directors during the financial years 2022 and 2021 is as follows, individually and by remuneration item:

Remuneration for non-executive directors (thousands of Euros)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (1)	Total
									2022	2021
José Miguel Andrés Torrecillas	129	167	66			115		50	527	527
Jaime Caruana Lacorte	129	167	165	107					567	567
Raúl Galamba de Oliveira	129			107			43	53	332	278
Belén Garijo López	129		66		107	46			349	349
Connie Hedegaard (2)	107								107	0
Sunir Kumar Kapoor (3)	32						11		43	172
Lourdes Máiz Carro	129		66		43				238	238
José Maldonado Ramos	129	167				46			342	342
Ana Peralta Moreno	129		66		43				238	238
Juan Pi Llorens	129			214		46	43	27	458	512
Ana Revenga Shanklin	129			107			29		264	236
Susana Rodríguez Vidarte	129	167		107		46			449	449
Carlos Salazar Lomelín	129				43				172	172
Jan Verplancke	129				43		43		214	214
Total (4)	1,684	667	431	642	278	301	168	130	4,300	4,293
(1) Amounts perceived in 2022 and 2021 by José Miguel Andrés Torrecillas, as Deputy Chair of the Board, Juan Pi Llorens, as Lead Director (until April 28, 2022) and Raúl Galamba de Oliveira (from its appointment as Lead Director on April 28, 2022).
(2) Director appointed by the General Meeting held on March 18, 2022. Remuneration received based on date of acceptance of office.
(3) Director who left office on March 18, 2022. Remuneration for the term of office in 2022.
(4) Includes amounts corresponding to membership of the Board and its various committees during the 2022 and 2021 financial years.
In addition, in financial years 2022 and 2021, Carlos Salazar Lomelín received €90 thousand and €101 thousand, respectively, as per diems for his membership of the management body of BBVA México, S.A. and Grupo Financiero BBVA México, S.A. de C.V. and the BBVA México strategy forum.
Also, during the 2022 and 2021 financial years, €110 thousand and €102 thousand was paid out, respectively, in healthcare and casualty insurance premiums for non-executive directors.
Remuneration system with deferred delivery of shares for non-executive directors
BBVA has a fixed remuneration system with deferred delivery of shares for its non-executive directors, which was approved by the General Meeting held on 18 March 2006 and extended by resolutions of the General Meetings held on 11 March 2011 and 11 March 2016 for a further five-year period in each case, and by the General Meeting held on 20 April 2021 for a further three-year period.
This system is based on the annual allocation to non-executive directors of a number of theoretical shares of BBVA equivalent to 20% of the total annual fixed allowance in cash received by each director in the previous financial year, calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the Annual General Meetings approving the corresponding financial statements for each financial year.
These shares will be delivered to each beneficiary, where applicable, after they leave their positions as directors for any reason other than serious dereliction of their duties.
During the financial years 2022 and 2021, the following " theoretical shares" derived from the remuneration system with deferred delivery of shares have been allocated to the non-executive directors, in an amount equivalent to 20% of the total annual fixed cash allocation received by each of them in the financial years 2021 and 2020, respectively:

	2022		2021
	Theoretical shares allocated	Theoretical shares accumulated as of December 31	Theoretical shares allocated	Theoretical shares accumulated as of December 31
José Miguel Andrés Torrecillas	19,253	118,025	22,860	98,772
Jaime Caruana Lacorte	20,733	77,705	25,585	56,972
Raúl Galamba de Oliveira	10,177	19,677	9,500	9,500
Belén Garijo López	12,741	90,589	15,722	77,848
Connie Hedegaard (1)	0	0	0	0
Sunir Kumar Kapoor (2)	6,270	0	7,737	30,652
Lourdes Máiz Carro	8,696	64,356	10,731	55,660
José Maldonado Ramos	12,493	136,477	15,416	123,984
Ana Peralta Moreno	8,696	35,092	10,731	26,396
Juan Pi Llorens	18,703	134,599	23,079	115,896
Ana Revenga Shanklin	8,611	16,179	7,568	7,568
Susana Rodríguez Vidarte	16,400	177,775	20,237	161,375
Carlos Salazar Lomelín	6,270	11,912	5,642	5,642
Jan Verplancke	7,835	29,251	9,024	21,416
Total (3)	156,878	911,637	183,832	791,681
(1) Director appointed by the General Meeting held on 18 March 2022, therefore the allocation of theoretical shares is not due until 2023.
(2) Director who left office on 18 March 2022. In application of the system, he received a total of 36,922 BBVA shares after leaving office, which is equivalent to the total of theoretical shares accumulated up to that date.
(3) The number of theoretical shares allocated in 2022 and 2021 to each non-executive director is equivalent to 20% of the total fixed annual cash allocation received in 2021 and 2020, respectively, based on the average of the closing prices of BBVA shares during the 60 trading sessions prior to the General Meetings of 18 March 2022 and 20 April 2021, which were €5.47 and €4.44 per share, respectively.
Remuneration received by executive directors
The remuneration of executive directors for the financial years 2022 and 2021 in application of the BBVA Directors' Remuneration Policy approved by the General Meeting of 20 April 2021 is shown below, individually and by remuneration item:

Annual Fixed Remuneration (thousands of Euros)
	2022	2021
Chair	2,924	2,924
Chief Executive Officer	2,179	2,179
Total	5,103	5,103
In addition, in accordance with the conditions established in the BBVA Directors' Remuneration Policy, during the 2022 and 2021 financial years, the Chief Executive Officer received €654 thousand each year as "cash in lieu of pension" (equivalent to 30% of his Annual Fixed Remuneration) as he does not have a retirement pension (see the "Pension commitments with executive directors" section of this Note), and €600 thousand as mobility allowance.

Remuneration in kind (thousands of Euros)
Furthermore, during the financial years 2022 and 2021, remuneration in kind was paid to executive directors, including insurance and other premiums, amounting to €283 thousand and €328 thousand in the case of the Chair, and €155 thousand and €158 thousand in the case of the Chief Executive Officer, respectively.

Annual Variable Remuneration (AVR)
	2022 (2)		2021 (1)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Chair	926	158,169	849	159,235
Chief Executive Officer	712	121,646	645	120,977
Total	1,639	279,815	1,494	280,212
(1) Remuneration corresponding to the initial portion (40%) of the Annual Variable Remuneration for the financial year 2021 paid in 2022. The Annual Variable Remuneration for the financial year 2021 is subject to the deferral, vesting and payment rules and the other conditions applicable to Annual Variable Remuneration set out in the BBVA Directors' Remuneration Policy.
(2) Remuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration for the financial year 2022, which will be paid, if the conditions are met, during the first quarter of the financial year 2023, in equal parts in cash and BBVA shares. The remaining 60% will be deferred (40% in cash and 60% in shares) for a period of five years (Deferred Portion) and paid, if conditions are met, proportionally at the end of each of the five years of deferral, in an amount equal to 20% of the Deferred Portion each year. The Deferred Portion may be reduced, but never increased, depending on the results of the multi-year performance indicators determined by the Board of Directors at the beginning of the financial year 2022. After the end of the financial year corresponding to the third year of deferral, the results of the multi-year performance indicators shall determine the ex post adjustments, if any, to be made to the outstanding amount of the Deferred Portion. All of this is subject to the vesting and payment rules provided for in the BBVA Directors' Remuneration Policy.
Moreover, the remaining rules set forth in the BBVA Directors’ Remuneration Policy regarding the Annual Variable Remuneration of executive directors will be applicable to 2022 Annual Variable Remuneration, including: (i) a withholding period of one year after delivery of the BBVA shares received; (ii) the prohibition of hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update of the Deferred Portion in cash in accordance with the CPI; (iv) malus and clawback arrangements during the whole deferral and withholding period; and (v) the limitation of variable remuneration up to a maximum amount of 200% of the fixed component of the total remuneration, as resolved by the General Meeting held on 2022.

Deferred Annual Variable Remuneration from previous financial years
		2022 (2)		2021 (1)
	Deferred AVR	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Chair	2021	215	57,325	—	—
	2020	0	0	—	—
	2019	513	136,587	—	—
	2018	128	35,795	364	107,386
	2017	154	27,898	146	27,898
Subtotal		1,011	257,605	510	135,284

Chief Executive Officer	2021	164	43,552	—	—
	2020	0	0	—	—
	2019	460	122,572	—	—
	2018	—	—	332	61,282
	2017	—	—	—	—
Subtotal		624	166,124	332	61,282
Total		1,635	423,729	842	196,566
(1) Deferred remuneration from previous financial years to be awarded after 2021 year-end. Award to the Chair and the Chief Executive Officer took place in 2022, in the percentages applicable in each case in accordance with the vesting and payment rules established in the remuneration policies in force in each financial year:
•2018 Deferred AVR: in 2022, the first payment was made (60% of the Deferred Portion) in the case of the Chair and the full payment in the case of the Chief Executive Officer, including in both cases the update of their portion in cash. This remuneration is associated with their previous positions as Chief Executive Officer and President & CEO of BBVA USA, respectively.
•2017 Deferred AVR: in 2022, the Chair was paid the second payment (20% of the Deferred Portion), including the update of his portion in cash. This remuneration is associated with his former position as Chief Executive Officer.
(2) Deferred remuneration from previous years to be awarded after 2022 year-end. Award to the Chair and/or Chief Executive Officer will take place in 2023 in the percentages applicable in each case in accordance with the vesting and payment rules established in the remuneration policies in force in each financial year:
•2021 Deferred AVR: corresponding to the first payment (20% of the Deferred Portion) to the executive directors, including the update of their portion in cash. Thereafter, 80% of the 2021 Deferred AVR will be deferred for both executive directors and, if the conditions are met, it will be paid in 2024, 2025, 2026 and 2027.
•2019 Deferred AVR: corresponding to the first payment (60% of the Deferred Portion) to the executive directors, including the update of their portion in cash, and after having verified that no reduction was applicable based on the result of the multi-year performance indicators determined in 2019 by the Board of Directors. Thereafter, 40% of the 2019 Deferred AVR will be deferred for both executive directors and, if the conditions are met, it will be paid in 2024 and 2025.
•2018 Deferred AVR: corresponds to the second payment (20% of the Deferred Portion) to the Chair, including the update of his portion in cash. Following this, 20% of the 2018 Deferred AVR will be deferred and if the conditions are met, it will be paid in 2024. This remuneration is associated with his previous position as Chief Executive Officer.
•2017 Deferred AVR: corresponds to the third and final payment (20% of the Deferred Portion) to the Chair, including the update of his portion in cash. Following this, the payment to the Chair of the 2017 Deferred AVR will be finalized. This remuneration is associated with his previous position as Chief Executive Officer.
Pension commitments with executive directors
The Bank has not assumed any pension obligations with non-executive directors.
With regard to the executive directors, the BBVA Directors' Remuneration Policy establishes a pension framework whereby, in the case of the Chair, he is eligible to receive a retirement pension, paid in either income or capital, when he reaches the legally established retirement age, provided that he does not leave his position as a result of serious dereliction of his duties. The amount of this pension will be determined by the annual contributions made by the Bank, together with their corresponding accumulated yields at that date.
The annual contribution to cover the retirement contingency in the Chair's defined contribution system, established in the BBVA Directors' Remuneration Policy approved by the General Meeting in 2021, is €439 thousand. The Board of Directors may update this amount during the term of the Policy, in the same way and under the same terms as it may update the Annual Fixed Remuneration.
15% of the agreed annual contribution will be based on variable components and considered “discretionary pension benefits” and will, therefore, be subject to the conditions regarding delivery in shares, withholding and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with the BBVA Directors' Remuneration Policy.
In the event that the Chair's contract is terminated before he reaches retirement age for reasons other than serious dereliction of duties, the retirement pension payable to the Chair upon him reaching the legally established retirement age will be calculated based on the funds accumulated through the contributions made by the Bank up to that date, as per the terms set out, plus the corresponding accumulated yield, with no additional contributions to be made by the Bank as of the time of termination.
With respect to the commitments in favor of the Chair to cover the contingencies of death and disability, the Bank will pay the corresponding annual insurance premiums in order to top up this coverage.
In accordance with the foregoing, in the financial year 2022, an amount of €451 thousand has been registered, comprising the agreed annual contribution to cover the retirement contingency, which is €439 thousand, and an amount of €12 thousand corresponding to the upward adjustment of the "discretionary pension benefits" for the financial year 2021, which were declared at the end of that year and which corresponded to the contribution to the accumulated fund in 2022. €473 thousand in premiums for death and disability has also been paid.
As of December 31, 2022, the total accumulated amount of the fund to meet the retirement commitments for the Chair amounted to €22,771 thousand.
With regard to the agreed annual contribution for the retirement contingency corresponding to the 2022 financial year, 15% (€66 thousand) was registered in said financial year as “discretionary pension benefits”. Following the end of the financial year, this amount was adjusted by applying the same criteria used to determine the Annual Variable Remuneration for the Chair for the 2022 financial year and was determined to amount to €85 thousand, which represents an upward adjustment of €19 thousand. These “discretionary pension benefits” will be included in the accumulated fund in the 2023 financial year and will be subject to the conditions established for them in the BBVA Directors' Remuneration Policy.
With regard to the Chief Executive Officer, in accordance with the provisions of the BBVA Directors' Remuneration Policy and those in his contract, the Bank has not undertaken any retirement commitments, although he is entitled to an annual cash sum instead of a retirement pension (cash in lieu of pension) equal to 30% of his Annual Fixed Remuneration. In accordance with the above, in the 2022 financial year, the Bank paid the Chief Executive Officer the amount of fixed remuneration in the form of "cash in lieu of pension", as described in the "Remuneration received by executive directors" section of this Note.
However, the Bank has undertaken commitments to cover the death and disability contingencies for the Chief Executive Officer, for which the corresponding annual insurance premiums are paid. To this end, in 2022, €285 thousands of euros have been recognized for this concept.

Executive directors (thousands of Euros)
	Contributions (1)				Funds accumulated
	Retirement		Death and disability
	2022	2021	2022	2021	2022	2021
Chair	451	340	473	574	22,771	24,546
Chief Executive Officer	—	—	285	295	—	—
Total	451	340	758	869	22,771	24,546
(1) Contributions recognized to meet pension commitments to executive directors in financial years 2022 and 2021. In the case of the Chair, these correspond to the sum of the annual retirement pension contribution and the adjustment made to the "discretionary pension benefits" for the financial years 2021 and 2020, the contribution to which was to be made in the financial years 2022 and 2021, respectively, and with the death and disability premiums. In the case of the Chief Executive Officer, the contributions recognized correspond exclusively to the insurance premiums paid by the Bank in 2022 and 2021 to cover the contingencies of death and disability, given that, in his case, the Bank has not undertaken any commitments to cover the retirement contingency .
Remuneration received by Senior Management
The remuneration of all Senior Management, excluding executive directors, for the financial years 2022 and 2021 (16 members with such status as of December, 31 2022 and 2021), in application of the BBVA Group General Remuneration Policy applicable to them, is shown below by remuneration item:

Annual Fixed Remuneration (thousands of Euros)
	2022	2021
Senior Management Total	18,149	16,435

Remuneration in kind (thousands of Euros)
During the financial years 2022 and 2021, remuneration in kind, including insurance and other premiums, has been paid to all Senior Management, excluding executive directors, for an aggregate total amount of €1,093 thousand and €1,409 thousand, respectively.

Annual Variable Remuneration (AVR)
	2022 (2)		2021 (1)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Senior Management Total	2,143	365,746	1,849	346,106
(1) Remuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration for the financial year 2021 paid in the first half of 2022. The Annual Variable Remuneration for the financial year 2021 is subject to the deferral, vesting and payment rules and the other conditions applicable to Annual Variable Remuneration set out in the BBVA Group General Remuneration Policy.
(2) Remuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration for the financial year 2022, which will be paid, if the conditions are met, during the first quarter of the financial year 2023, in equal parts in cash and BBVA shares. The remaining 60% will be deferred (40% in cash and 60% in shares) for a period of five years (Deferred Portion) and paid, if conditions are met, proportionally at the end of each of the five years of deferral, in an amount equal to 20% of the Deferred Portion each year. The Deferred Portion may be reduced, but never increased, depending on the results of the multi-year performance indicators determined by the Board of Directors at the beginning of the financial year 2022. After the end of the financial year corresponding to the third year of deferral, the results of the multi-year performance indicators shall determine the ex post adjustments, if any, to be made to the outstanding amount of the Deferred Portion. All of this is subject to the vesting and payment rules provided for in the BBVA Group General Remuneration Policy.
Moreover, the remaining rules applicable to the Annual Variable Remuneration of the members of Senior Management established in the BBVA Group General Remuneration Policy shall apply to the Annual Variable Remuneration for the financial year 2022, which include: (i) a withholding period of one year after delivery of the BBVA shares received; (ii) the prohibition of hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update for the Deferred Portion in cash in accordance with the CPI; (iv) malus and clawback arrangements during the whole deferral and withholding period; and (v) the limitation of variable remuneration up to a maximum amount of 200% of the fixed component of the total remuneration, as resolved by the General Meeting held on 2022.

Deferred Annual Variable Remuneration from previous financial years
		2022 (2)		2021 (1)
	Deferred AVR	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Senior Management Total	2021	473	124,602	—	—
	2020	0	0	—	—
	2019	1,355	320,172	—	—
	2018	152	41,442	697	177,104
	2017	168	29,267	158	29,267
Total		2,149	515,483	855	206,371
(1) Deferred remuneration from previous financial years to be awarded after 2021 year-end. Award to Senior Management who were beneficiaries took place in 2022 in the percentages applicable in each case in accordance with the vesting and payment rules established in the remuneration policies in force in each financial year:
•2018 Deferred AVR: in 2022, the members of Senior Management who were beneficiaries have been paid the amounts that corresponded in each case in accordance with the payment schedule established in the remuneration policies in force in 2018, including the update of their portion in cash.
•2017 Deferred AVR: in 2022, the second payment (20% of the Deferred Share) has been paid to the members of the Senior Management who were beneficiaries, including the update of their portion in cash.
(2) Deferred remuneration from previous years to be awarded after 2022 year-end. Award to members of Senior Management who are beneficiaries will take place in 2023 in the percentages applicable in each case in accordance with the vesting and payment rules established in the remuneration policies in force in each financial year:
•2021 Deferred AVR: corresponds to the first payment (20% of the Deferred Portion), including the update of their portion in cash. Thereafter, 80% of the 2021 Deferred AVR will be deferred, and if the conditions are met, it will be paid in 2024, 2025, 2026 and 2027.
•2019 Deferred AVR: corresponds to the first payment (60% of the Deferred Portion) or payment in full (depending on the payment schedule set out in the policies in force in 2019) including the update of their portion in cash, and after having verified that no reduction is applicable based on the result of the multi-year performance indicators determined in 2019 by the Board of Directors. In addition, the first payment of the Deferred Portion of a withholding plan is payable to two members of Senior Management. Thereafter, 40% of the 2019 Deferred AVR will be deferred for certain members of Senior Management. For the two members of Senior Management with withholding plans, the remaining 40% will be paid, if the conditions are met, in 2024 and 2025.
•2018 Deferred AVR: corresponds to the second payment (20% of the Deferred Portion) including the update of their portion in cash. Thereafter, 20% of the 2018 Deferred AVR will be deferred, and if the conditions are met, it will be paid in 2024.
•2017 Deferred AVR: corresponds to the third and final payment (20% of the Deferred Portion), including the update of their portion in cash. After this, the payment of the 2017 Deferred AVR to its beneficiaries will be finalized.
Pension commitments with members of Senior Management
In the 2022 financial year, an aggregate total amount of €3,694 thousand has been recognized in 2022 to cover pension commitments to members of Senior Management (16 members with such status as of December 31, 2022, excluding executive directors), which corresponds to the annual contribution agreed to cover the retirement contingency, increased by an amount of €111 thousand corresponding to the upward adjustment of the "discretionary pension benefits" for the financial year 2021, which were registered at the end of the financial year 2021 and which should have been contributed to the accumulated fund in 2022. Furthermore, an aggregate total amount of €1,465 thousand in premiums for death and disability has also been paid.
As of December, 31 2022, the total accumulated amount of the fund to meet the retirement commitments for members of Senior Management amounted to €29,435 thousand.
As in the case of executive directors, 15% of the annual contributions agreed for members of Senior Management to cover the contingency of retirement will be based on variable components and will be considered "discretionary pension benefits", and will therefore be subject to the conditions of delivery in shares, withholding and recovery established in the applicable regulations, as well as to such other conditions of variable remuneration as may be applicable to them in accordance with the remuneration policy applicable to members of Senior Management.
For these purposes, of the annual contribution for the retirement contingency recognized in the 2022 financial year, an amount of €536 thousand has been recognized in the 2022 financial year as "discretionary pension benefits" and, once the financial year is closed, as in the case of the Chair, this amount has been adjusted, applying the same criteria used to determine the Annual Variable Remuneration of the members of Senior Management corresponding to the 2022 financial year. As a result, the "discretionary pension benefits" for the year, corresponding to all members of Senior Management, have been determined at a total combined amount of €689 thousand, which represents an upward adjustment of €153 thousand. These “discretionary pension benefits” will be included in the accumulated fund for the 2023 financial year, and will be subject to the conditions established for them in the remuneration policy applicable to members of Senior Management, in accordance with the regulations applicable to the Bank on this matter.

Senior Management (thousands of Euros)
	Contributions (1)				Funds accumulated
	Retirement		Death and disability
	2022	2021	2022	2021	2022	2021
Senior Management Total	3,694	3,056	1,465	1,333	29,435	27,472
(1) Contributions recognized to meet pension commitments to all Senior Management in 2022 and 2021, which correspond to the sum of the annual retirement pension contributions and the adjustments made to the "discretionary pension benefits" for 2021 and 2020 whose contribution was to be made in 2022 and 2021, respectively, and to the insurance premiums paid by the Bank for death and disability contingencies.
Payments for the termination of the contractual relationship
In accordance with the BBVA Directors' Remuneration Policy, the Bank has no commitments to pay severance indemnity to executive directors.
With regard to Senior Management, excluding executive directors, the Bank did not make any payments arising from the termination of contractual relationships in 2022 and 2021.